SHARE-BASED COMPENSATION - Business Unit Equity Awards and SBC Expense (Details) ₽ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2016 RUB (₽) shares	Dec. 31, 2015 RUB (₽) shares
SHARE-BASED COMPENSATION
Share-based compensation expense recognized (in dollars or rubles)	$ 72.8	₽ 4,193.0	₽ 3,422.0	₽ 2,718.0
Tax benefits related to share-based compensation expense recognized (in dollars or rubles)	$ 1.1	₽ 62.0	₽ 36.0	₽ 41.0
Business unit equity awards
SHARE-BASED COMPENSATION
Number of awards granted (in shares)	2.4	2.4	2.4	2.4
Number of share based awards outstanding (in shares)	2.0	2.0
Share-based compensation expense recognized (in dollars or rubles)	$ 4.6	₽ 267.0	₽ 260.0	₽ 192.0